Alger Capital Appreciation Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Class I2 [Member] | Alger Capital Appreciation Portfolio | Class I-2
Prospectus [Line Items]
Shareholder Fee, Other	$ 0